Commitments and Contingencies - Schedule of Contractual Obligations (Details) - Jun. 30, 2025 ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)
Schedule of Contractual Obligations [Line Items]
Current portion of long-term borrowing	[1]	¥ 5,800	$ 810
Short-term bank borrowing		17,172	2,397
Operating lease liabilities	[2]	5,974	834
Total		¥ 28,946	4,041
Payment due by period Less than 1 year [Member]
Schedule of Contractual Obligations [Line Items]
Current portion of long-term borrowing	[1]		5,800
Short-term bank borrowing			17,172
Operating lease liabilities	[2]		2,282
Total			25,254
Payment due by period 1-3 years [Member]
Schedule of Contractual Obligations [Line Items]
Current portion of long-term borrowing	[1]
Short-term bank borrowing
Operating lease liabilities	[2]		3,140
Total			3,140
Payment due by period 3-5 years [Member]
Schedule of Contractual Obligations [Line Items]
Current portion of long-term borrowing	[1]
Short-term bank borrowing
Operating lease liabilities	[2]		552
Total			552
Payment due by period More than 5 years [Member]
Schedule of Contractual Obligations [Line Items]
Current portion of long-term borrowing	[1]
Short-term bank borrowing
Operating lease liabilities	[2]
Total

[1]	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2025 is discussed in Note 13. BANK BORROWINGS.
[2]	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2025, is discussed in Note 15. LEASES.